Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

September 19, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset Short Term Yield Fund (the “Fund”))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 232 to the registration statement for the Trust (the “Amendment”) relating to the Fund, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to reflect the adoption of a concentration policy by the Fund, which has not yet commenced operations. The Amendment is to be effective 60 days after the filing thereof.

Please call Mari Wilson at (617) 951-8381 or the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry Hurwitz

Barry Hurwitz